SCHEDULE OF DEPRECIATION RATES OF PROPERTY, PLANT AND EQUIPMENT (Details) - Security Matters Limited [Member]	12 Months Ended
Dec. 31, 2022
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	33.00%
Machinery [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Furniture and Office Equipment [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	5.00%